Operations Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule of Detailed Information on Operations Classified as Held for Sale and Liabilities Associated
The breakdown of non-current assets classified as held for sale and liabilities associated at December 31, 2019 and December 1, 2018 is as follows:

2019
Millions of euros	Non-current assets as held for sale	Liabilities associated to non-current assets as held for sale
Telefónica Móviles El Salvador	327	136
Telefónica de Costa Rica	439	244
Other assets	52	—
Total	818	380

2018
Millions of euros	Non-current assets as held for sale	Liabilities associated to non-current assets as held for sale
Antares	793	661
Telefónica Móviles Guatemala	376	105
Telefónica Móviles El Salvador	234	71
Other assets	89	—
Total	1,492	837
The breakdown of non-current assets classified as held for sale and liabilities associated of Telefónica de Costa Rica and Telefónica Móviles El Salvador at December 31, 2019 is as follows:

2019
Millions of euros	T. Costa Rica	T. El Salvador
Non-current assets	352	279
Intangible assets	72	34
Goodwill	—	63
Property, plant and equipment	100	124
Rights of use	139	53
Financial assets and other non-current assets	13	3
Deferred tax assets	28	2
Current assets	87	48
Inventories	9	4
Receivables and other current assets	61	31
Tax receivables	4	2
Other current financial assets	—	2
Cash and cash equivalents	13	9
Non-current liabilities	166	69
Non-current financial liabilities	—	13
Non-current lease liabilities	104	35
Payable and other non-current liabilities	—	1
Deferred tax liabilities	58	15
Non-current provisions	4	5
Current liabilities	78	67
Current financial liabilities	—	23
Current lease liabilities	19	11
Payables and other current liabilities	47	32
Tax payables	12	1
The breakdown of non-current assets classified as held for sale and liabilities associated of Antares, Telefónica Móviles Guatemala and Telefónica Móviles El Salvador at December 31, 2018 is as follows:

2018
Millions of euros	Antares	T. Guatemala	T. El Salvador
Non-current assets	635	326	184
Intangible assets	1	44	30
Goodwill	—	123	60
Property, plant and equipment	—	157	91
Financial assets and other non-current assets	634	2	2
Deferred tax assets	—	—	1
Current assets	158	50	50
Inventories	—	9	7
Receivables and other current assets	10	25	30
Tax receivables	—	9	3
Other current financial assets	52	—	2
Cash and cash equivalents	96	7	8
Non-current liabilities	656	45	11
Non-current financial liabilities	—	19	—
Payable and other non-current liabilities	—	—	1
Deferred tax liabilities	1	13	5
Non-current provisions	655	13	5
Current liabilities	5	60	60
Current financial liabilities	—	5	18
Payables and other current liabilities	4	52	39
Tax payables	—	3	3
Current provisions	1	—	—